Data Compare Summary (Total)
Run Date - 11/11/2025 1:55:39 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	446	0.22%	446
State	0	446	0.00%	446
Zip	8	446	1.79%	446
Borrower First Name	264	446	59.19%	446
Borrower Last Name	10	446	2.24%	446
Note Date	0	446	0.00%	446
Original Loan Amount	118	446	26.46%	446
Amortization Term	0	446	0.00%	446
Original Interest Rate	2	446	0.45%	446
Appraised Value	297	446	66.59%	446
Original CLTV	40	446	8.97%	446
Original LTV	64	446	14.35%	446
Borrower Full Name	105	446	23.54%	446
Disbursement Date	4	446	0.90%	446
Total	913	6,244	14.62%	446